Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual)
Amortization method				Straight line method
Accounts receivable charged off against allowance		$ 3,013,914	$ 7,162,533	$ 7,442,190	$ 13,580,054	$ 26,504,150	$ 8,499,812
Allowance for bad debt						4,727,278
Provision for bad debts		5,483,487	4,759,879	10,658,805	9,675,629	19,135,207	13,281,242
Impairment charge		1,312,000	1,782,000	2,119,000	3,284,000	4,575,000	5,021,000
Amortization		139,903	118,404	258,307	236,808	473,616	451,304
Capitalized software costs		$ 709,561	$ 498,049	$ 1,007,387	$ 937,967	$ 1,894,172	$ 1,773,574
Concentration risk, percentage				50.00%
Flexible options to obtain ownership, description				Customers have the option to cancel the agreement in accordance with lease terms and return the merchandise. Accordingly, customer agreements are accounted for as operating leases with lease revenues recognized in the month they are due on the accrual basis of accounting. Merchandise sales revenue is recognized when the customer exercises the purchase option and pays the purchase price.
Revenue recognition, description				Through a 90 day same as cash option, an early purchase option, or through payments of all required lease payments, generally 52 weeks, for ownership.
Useful life of patent				10 years
Debt issuance costs	$ 35,000
Interest expense				$ 35,000